STOCKHOLDERS EQUITY (MEMBERS DEFICIT)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Equity [Abstract]
STOCKHOLDERS EQUITY (MEMBERS DEFICIT)

NOTE 7 – STOCKHOLDERS’ EQUITY (MEMBERS’ DEFICIT)

LLC conversion

On June 9, 2013 the Company converted from a Texas limited liability company into a Texas corporation and changed its name to NCM Financial, Inc. Effective June 9, 2013 all of the Company’s outstanding common units were converted into common stock on 1 to 1 conversion ratio.

Common Units

Prior to the LLC conversion the company had 1,675,000,000 authorized units with no par value. Each holder of common units was entitled to one vote for each common unit held. Upon the LLC Conversion, all the then outstanding common units were converted into shares of common stock on a 1 to 1 basis.

Common Stock

The Company has authorized 2,500,000,000 shares of common stock, $.01 par value per share. Each holder of common stock is entitled to one vote for each share of common stock held.

On December 10, 2013 the Company completed a reverse stock split whereby every 5 pre-split shares of common stock is exchangeable for 1 share of post-split common stock. Accordingly, all share and per share information has been restated to retroactively show the effect of the stock split. As of December 31, 2013 the company had 335,000,000 shares issued and outstanding.

During the year ended December 31, 2013, the Company issued the following equity instruments (see Note 11: Commitments and Contingencies):

•	In September 2013, the Company issued 13,475,000 shares of its common stock for marketing and consulting contract services to Iota Capital Corporation. The Company recognized the fair market value of $53,900 as a stock based compensation expense.
•	In September 2013, the Company issued 15,000,000 shares of its common stock for marketing and consulting contract services to KeyStone Trading Ltd. The Company recognized the fair market value of $60,000 as a stock based compensation expense.
•	In December 2013, the Company issued 25,000,000 shares of its common stock for investor relations and consulting services to Llew Watkins. The Company recognized the fair market value of $100,000 as a stock based compensation expense.

The fair market value of the equity instruments in the year end December 31, 2013 were at a market value of $0.004 per share which is below the par value of $0.01 per share therefore the Company has recorded an offsetting discount of common stock to equity.

NOTE 8 – STOCKHOLDERS’ EQUITY (MEMBERS’ DEFICIT)

LLC conversion

On June 9, 2013 the Company converted from a Texas limited liability company into a Texas corporation and changed its name to NCM Financial, Inc. Effective June 9, 2013 all of the Company’s outstanding common units were converted into common stock on 1 to 1 conversion ratio.

Common Units

Prior to the LLC conversion the company had 1,675,000,000 authorized units with no par value. Each holder of common units was entitled to one vote for each common unit held. Upon the LLC Conversion, all the then outstanding common units were converted into shares of common stock on a 1 to 1 basis.

Common Stock

The Company has authorized 2,500,000,000 shares of common stock, $.01 par value per share. Each holder of common stock is entitled to one vote for each share of common stock held.

On December 10, 2013 the Company completed a reverse stock split whereby every 5 pre-split shares of common stock is exchangeable for 1 share of post-split common stock. Accordingly, all share and per share information has been restated to retroactively show the effect of the stock split. As of December 31, 2013 the company had 335,000,000 shares issued and outstanding.

During the year ended December 31, 2013, the Company issued the following equity instruments (see Note 11: Commitments and Contingencies):

•	In September 2013, the Company issued 13,475,000 shares of its common stock for marketing and consulting contract services to Iota Capital Corporation. The Company recognized the fair market value of $53,900 as a stock based compensation expense.
•	In September 2013, the Company issued 15,000,000 shares of its common stock for marketing and consulting contract services to KeyStone Trading Ltd. The Company recognized the fair market value of $60,000 as a stock based compensation expense.
•	In December 2013, the Company issued 25,000,000 shares of its common stock for investor relations and consulting services to Llew Watkins. The Company recognized the fair market value of $100,000 as a stock based compensation expense.

The fair market value of the equity instruments in the year end December 31, 2013 were at a market value of $0.004 per share which is below the par value of $0.01 per share therefore the Company has recorded an offsetting discount of common stock to equity.

In accordance with ASC 505-50-30-6, the Company established the share-based payment transactions with the nonemployees at the fair value of the consideration received as more reliably measurable as the Company has no readily determinable trading value of its common stock.